CAPITAL AND RESERVES - Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CAPITAL AND RESERVES
Net (loss) earnings for the year	$ (38,438)	$ 40,917
Basic weighted average number of common shares outstanding	186,412,795	184,731,109
Diluted weighted average number of common shares outstanding	186,412,795	185,731,326
Earnings per share
Basic (in dollar per share)	$ (0.21)	$ 0.22
Diluted (in dollar per share)	$ (0.21)	$ 0.22
Share options
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares		972,815
RSU's
CAPITAL AND RESERVES
Dilutive effect of share options on number of ordinary shares		27,402